RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
The Plan invests in a variety of investment instruments. Investment securities, in general, are exposed to various risks, such as interest rate, credit, foreign exchange, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonable to expect that changes in the values of investment securities will occur in the near term, and that such changes could materially affect the participants’ account balances and the net assets available for benefits.

Included in investments were GIF units totaling $56,557,625 and $69,267,664, or 8% and 11% of the Plan’s total investments, as of December 31, 2025 and 2024, respectively. Refer to Note 4 — Investment in a Fully Benefit-Responsive Investment Contract, at Contract Value to the Financial Statements in this Form 11-K for further investment information. Investments in such contracts are subject to credit risk, including the risk that the issuer may be unable to meet its contractual obligations. Security-backed contracts are exposed to the risks of default and reduced liquidity of the underlying assets. As of December 31, 2025 and 2024, EAIC was assigned a claims-paying rating of “AA” by Standard & Poor’s (“S&P”). According to S&P’s publications, an insurer rated “AA” has very strong financial security characteristics.

Investments also included shares of East West’s common stock amounting to $82,454,473 and $72,082,995, as of December 31, 2025 and 2024, respectively, which represented 11% of the Plan’s total investments as of both dates. A significant decline in the market value of East West’s common stock could materially affect the net assets available for benefits.